HANSBERGER INTERNATIONAL FUND

Supplement dated November 14, 2011, to the Class Y Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2011, as may be revised and supplemented from time to time.

Effective immediately Class Y shares of the Hansberger International Fund are available for purchase.

Effective immediately, the following ticker symbol is added to the cover page of the Class Y Prospectus and SAI for Hansberger International Fund: NEDYX.

Effective immediately, “Price Volatility Risk” is deleted from the section “Principal Risks” of the Class Y Prospectus.